Commitments and Contingencies - Schedule of Future minimum lease payments for non-cancelable operating leases (Detail) - USD ($) $ in Thousands	Mar. 31, 2017	Dec. 30, 2016
Operating Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
2017		$ 3,813
2018		1,649
2019		1,017
2020		967
2021		478
Thereafter		653
Total operating lease obligation	$ 7,532	$ 8,577